Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of inventories [Abstract]
Merchant products	$ 770,468	$ 1,045,478
Raw materials	2,073	10,136
Packaging and other supplies	155,447	367,622
Other products	13,791	43,760
Inventory gross	941,779	1,466,996
Less: inventory write-down
Total inventories	$ 941,779	$ 1,466,996